Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	SCISPARC LTD.
Entity Central Index Key	0001611746
Entity File Number	001-38041
Entity Incorporation, State or Country Code	L3
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	20 Raul Wallenberg St.
Entity Address, Address Line Two	Tower A, 2nd Floor
Entity Address, City or Town	Tel Aviv
Entity Address, Country	IL
Entity Address, Postal Zip Code	6971916
Entity Listings [Line Items]
Trading Symbol	SPRC
Security Exchange Name	NASDAQ
Title of 12(g) Security	Ordinary Shares, no par value
Entity Common Stock, Shares Outstanding	365,444
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Oz Adler
Contact Personnel Email Address	oz@scisparc.com
Entity Address, Address Line One	20 Raul Wallenberg St.
Entity Address, Address Line Two	Tower A, 2nd Floor
Entity Address, City or Town	Tel Aviv
Entity Address, Country	IL
Entity Address, Postal Zip Code	6971916
Entity Phone Fax Numbers [Line Items]
City Area Code	972
Local Phone Number	3-7175777